Investments - Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary Impairments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major categories of net investment income
Total net realized gains related to sales and other		$ (1.4)	$ 9.8	$ 165.1
Total net realized losses related to other-than-temporary impairments		0.0	(0.1)	(2.2)
Total net realized gains	[1]	(1.4)	9.7	162.9
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Assurant Employee Benefits
Major categories of net investment income
Net gains related to sale		0.0	0.0	141.5
Fixed maturity securities
Major categories of net investment income
Total net realized gains related to sales and other		4.3	6.1	143.6
Total net realized losses related to other-than-temporary impairments		0.0	(0.1)	(0.3)
Equity securities
Major categories of net investment income
Total net realized gains related to sales and other		(6.1)	0.2	5.7
Commercial mortgage loans on real estate
Major categories of net investment income
Total net realized gains related to sales and other		0.4	1.3	13.6
Other investments
Major categories of net investment income
Total net realized gains related to sales and other		0.0	2.2	2.2
Total net realized losses related to other-than-temporary impairments		$ 0.0	$ 0.0	$ (1.9)

[1]	Related to the sale of Assurant Employee Benefits segment mainly through reinsurance transactions. The capital contribution from the affiliated entity is related to the difference in contractual and allocated consideration attributable to that entity.